EQUITY INCENTIVE PLAN (Tables)	9 Months Ended
Sep. 30, 2017
Equity Incentive Plan Tables
Stock option activity
	Number of Share Subject to Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2016	58,499	$1.68	9.29
Granted	1,161,313	1.56	9.30
Exercised	—	—	—
Canceled	—	—	—
Balance at September 30, 2017	1,219,812	$1.56	9.26	$430,190

Exercisable at September 30, 2017	262,645	$1.57	8.72	$102,397

Vested and expected to vest at September 30, 2017	1,131,991	$1.56	9.26	$399,140